Off balance sheet commitments and lease contracts	12 Months Ended
Dec. 31, 2023
Off-balance sheet commitments and lease contracts
Off-balance sheet commitments and lease contracts

Note 13 Off-balance sheet commitments and lease contracts

13.1 OFF-BALANCE SHEET COMMITMENTS AND CONTRACTUAL OBLIGATIONS

	Maturity and installments
As of December 31, 2023		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	31,493	–	13,068	18,425
Current portion of non-current debt obligations net of hedging instruments (Note 15)	5,669	5,669	–	–
Lease obligations (Note 13.2)	9,477	1,721	3,652	4,104
Asset retirement obligations (Note 12)	11,585	453	1,452	9,680
Contractual obligations recorded in the balance sheet	58,224	7,843	18,172	32,209
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	2,221	643	1,049	529
Purchase obligations	178,772	14,536	40,850	123,386
Contractual obligations not recorded in the balance sheet	180,993	15,179	41,899	123,915
TOTAL OF CONTRACTUAL OBLIGATIONS	239,217	23,022	60,071	156,124
Guarantees given to customs authorities	2,001	1,913	47	41
Guarantees given on borrowings	19,219	582	9,506	9,131
Guarantees related to sales of businesses	312	160	–	152
Guarantees of current liabilities	67	67	–	–
Guarantees to customers / suppliers	23,382	6,768	3,946	12,668
Letters of credit	3,294	3,002	270	22
Other operating commitments	20,409	8,698	1,083	10,628
TOTAL OF OTHER COMMITMENTS GIVEN	68,684	21,190	14,852	32,642
Assets received as collateral (security interests)	42	22	8	12
Sales obligations	97,436	8,470	47,178	41,788
Other commitments received	25,365	18,025	3,355	3,985
TOTAL OF COMMITMENTS RECEIVED	122,843	26,517	50,541	45,785
of which commitments given relating to joint ventures	32,846	906	10,643	21,297
of which commitments given relating to associates	97,130	850	14,676	81,604

	Maturity and installments
As of December 31, 2022		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	35,684	–	14,229	21,455
Current portion of non-current debt obligations net of hedging instruments (Note 15)	5,328	5,328	–	–
Lease obligations (Note 13.2)	9,714	1,437	3,872	4,405
Asset retirement obligations (Note 12)	13,110	521	1,497	11,092
Contractual obligations recorded in the balance sheet	63,836	7,286	19,598	36,952
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	1,830	783	610	437
Purchase obligations	139,050	11,286	40,516	87,248
Contractual obligations not recorded in the balance sheet	140,880	12,069	41,126	87,685
TOTAL OF CONTRACTUAL OBLIGATIONS	204,716	19,355	60,724	124,637
Guarantees given to customs authorities	2,003	1,904	53	46
Guarantees given on borrowings	20,218	2,519	5,814	11,885
Guarantees related to sales of businesses	310	157	–	153
Guarantees of current liabilities	62	61	1	–
Guarantees to customers / suppliers	23,757	3,539	2,275	17,943
Letters of credit	2,430	2,241	172	17
Other operating commitments	23,039	5,198	900	16,941
TOTAL OF OTHER COMMITMENTS GIVEN	71,819	15,619	9,215	46,985
Assets received as collateral (security interests)	45	14	10	21
Sales obligations	94,977	6,267	36,341	52,369
Other commitments received	25,650	19,261	2,817	3,572
TOTAL OF COMMITMENTS RECEIVED	120,672	25,542	39,168	55,962
of which commitments given relating to joint ventures	32,054	2,006	5,666	24,382
of which commitments given relating to associates	52,270	839	11,638	39,793

	Maturity and installments
As of December 31, 2021		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	40,311	–	16,811	23,500
Current portion of non-current debt obligations net of hedging instruments (Note 15)	5,073	5,073	–	–
Lease obligations (Note 13.2)	9,034	1,390	3,321	4,323
Asset retirement obligations (Note 12)	14,976	610	1,751	12,615
Contractual obligations recorded in the balance sheet	69,394	7,073	21,883	40,438
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	1,679	689	543	447
Purchase obligations	136,032	13,333	36,174	86,525
Contractual obligations not recorded in the balance sheet	137,711	14,022	36,717	86,972
TOTAL OF CONTRACTUAL OBLIGATIONS	207,105	21,095	58,600	127,410
Guarantees given to customs authorities	2,236	2,122	50	64
Guarantees given on borrowings	20,428	595	3,734	16,099
Guarantees related to sales of businesses	316	163	–	153
Guarantees of current liabilities	70	69	1	–
Guarantees to customers / suppliers	23,494	3,093	4,376	16,025
Letters of credit	2,993	2,869	122	2
Other operating commitments	21,138	3,058	1,594	16,486
TOTAL OF OTHER COMMITMENTS GIVEN	70,675	11,969	9,877	48,829
Assets received as collateral (security interests)	62	37	16	9
Sales obligations	92,555	7,565	33,271	51,719
Other commitments received	22,326	17,285	1,755	3,286
TOTAL OF COMMITMENTS RECEIVED	114,943	24,887	35,042	55,014
of which commitments given relating to joint ventures	33,373	253	7,353	25,767
of which commitments given relating to associates	34,491	727	9,110	24,654

A.    Contractual obligations

Debt obligations

“Non-current debt obligations” are included in the items “Non-current financial debt” and “Non-current financial assets” of the Consolidated Balance Sheet. It includes the non-current portion of swaps hedging bonds and excludes non-current lease obligations of $7,756 million.

The current portion of non-current debt is included in the items “Current borrowings”, “Current financial assets” and “Other current financial liabilities” of the Consolidated Balance Sheet. It includes the current portion of swaps hedging bonds and excludes the current portion of lease obligations of $1,721 million.

The information regarding contractual obligations linked to indebtedness is presented in Note 15 to the Consolidated Financial Statements.

Lease contracts

The information regarding leases is presented in Note 13.2 to the Consolidated Financial Statements.

Asset retirement obligations

This item represents the discounted present value of Exploration & Production and Integrated LNG asset retirement obligations, primarily asset removal costs at the completion date. The information regarding contractual obligations linked to asset retirement obligations is presented in Note 12 to the Consolidated Financial Statements.

Purchase obligations

Purchase obligations are obligations under contractual agreements to purchase goods or services, including capital projects. These obligations are enforceable and legally binding on the company and specify all significant terms, including the amount and the timing of the payments.

These obligations mainly include: unconditional hydrocarbon purchase contracts (except where an active, highly-liquid market exists and when the hydrocarbons are expected to be re-sold shortly after purchase) in the Integrated LNG segment, reservation of transport capacities in pipelines, unconditional exploration works and development works in the Exploration & Production and Integrated LNG segment, and contracts for capital investment projects in the Refining & Chemicals segment.

B.    Other commitments given

Guarantees given to customs authorities

These consist of guarantees given by TotalEnergies to customs authorities in order to guarantee the payments of taxes and excise duties on the importation of oil and gas products, mostly in France.

Guarantees given on borrowings

TotalEnergies guarantees bank debt and lease obligations of certain non-consolidated subsidiaries and equity affiliates. Maturity dates vary, and guarantees will terminate on payment and/or cancellation of the obligation. A payment would be triggered by failure of the guaranteed party to fulfill its obligation covered by the guarantee, and no assets are held as collateral for these guarantees. As of December 31, 2023, the maturities of these guarantees are up to 2047.

As of December 31, 2023, the guarantees provided by TotalEnergies SE in connection with the financing of the Mozambique LNG project amount to $4,600 million as in 2022.

As of December 31, 2023, the guarantees provided by TotalEnergies SE in connection with the financing of the Ichthys LNG project amount to $4,136 million. As of December 31, 2022, the guarantees amounted to $4,659 million.

As of December 31, 2023, the guarantees provided by TotalEnergies SE in connection with the financing of the Yamal LNG project amount to $3,270 million. As of December 31, 2022, the guarantees amounted to $3,483 million.

As of December 31, 2023, the guarantees provided by TotalEnergies SE in connection with the financing of the Bayport Polymers LLC project, amount to $1,400 million. As of December 31, 2022, the guarantees amounted to $1,820 million.

As of December 31, 2023, the guarantees provided by TotalEnergies Holdings in connection with the financing of the Seagreen project, amount to $1,273 million. As of December 31, 2022, the guarantees amounted to $1,204 million.

As of December 31, 2023, the guarantees provided by TotalEnergies SE in connection with the financing of the Arctic LNG2 project amount to $1,050 million. As of December 31, 2022, the guarantees amounted to $1,013 million.

As of December 31, 2023, TotalEnergies SE has confirmed guarantees for TotalEnergies Refining Saudi Arabia SAS shareholders’ advances for an amount of $1,025 million as in 2022.

As of December 31, 2023, the guarantee provided by TotalEnergies Holdings in connection with the financing of the Rio Grande LNG project amount to $800 million.

Indemnities related to sales of businesses

In the ordinary course of business, TotalEnergies executes contracts involving standard indemnities for the oil industry and indemnities specific to transactions such as sales of businesses. These indemnities might include claims against any of the following: environmental, tax and shareholder matters, intellectual property rights, governmental regulations and employment-related matters, and commercial contractual relationships. Performance under these indemnities would generally be triggered by a breach of terms of the contract or by a third party claim. TotalEnergies regularly evaluates the probability of having to incur costs associated with these indemnities.

Other guarantees given

Non-consolidated subsidiaries

TotalEnergies also guarantees the current liabilities of certain non-consolidated subsidiaries. Performance under these guarantees would be triggered by a financial default of the entity.

Operating agreements

As part of normal ongoing business operations and consistent with generally accepted industry practices, TotalEnergies enters into numerous agreements with other parties. These commitments are often entered into for commercial purposes, for regulatory purposes or for other operating agreements.

C.    Commitments received

Sales obligations

These amounts represent binding obligations to sell goods, including in particular hydrocarbon sales contracts (except where an active, highly-liquid market exists and when the volumes are expected to be re-sold shortly after purchase).

13.2 LEASE CONTRACTS

Accounting principles

A lease contract is a contract that grants lessee the right to use an identified asset for a specified period of time in exchange for consideration. At lease inception, an asset corresponding to right of use and a debt are recognized in the lessee’s balance sheet. Carrying value of right of use corresponds to present value of future lease payments plus any direct costs incurred for concluding the contract. Lease debt is recorded as a liability in the balance sheet under financial debts. Rights of use are depreciated over the useful lives applied by TotalEnergies.

Leases that are of short duration or that relate to low value assets are not recorded in the balance sheet, in accordance with the exemptions in the standard. They are presented as off-balance sheet commitments.

TotalEnergies mainly leases real estate, service stations, ships, and other equipment (see Note 7 to the Consolidated Financial Statements).

The future minimum lease payments on leases to which TotalEnergies is committed are as follows:

For the year ended December 31, 2023		Leases recorded in
(M$)	Exempted contracts	balance sheet
2024	643	2,473
2025	406	1,607
2026	249	1,384
2027	231	1,142
2028	163	1,007
2029 and beyond	529	6,188
Total minimum payments	2,221	13,801
Less financial expenses		(4,324)
Nominal value of contracts		9,477
Less current portion of lease contracts (Note 15)		(1,721)
Non-current lease liabilities		7,756

For the year ended December 31, 2022		Leases recorded in
(M$)	Exempted contracts	balance sheet
2023	783	2,189
2024	190	1,646
2025	154	1,255
2026	137	1,140
2027	129	993
2028 and beyond	437	6,053
Total minimum payments	1,830	13,276
Less financial expenses		(3,562)
Nominal value of contracts		9,714
Less current portion of lease contracts (Note 15)		(1,437)
Non-current lease liabilities		8,277

For the year ended December 31, 2021		Leases recorded in
(M$)	Exempted contracts	balance sheet
2022	689	1,835
2023	194	1,347
2024	136	1,199
2025	111	1,097
2026	102	1,021
2027 and beyond	447	6,017
Total minimum payments	1,679	12,516
Less financial expenses		(3,482)
Nominal value of contracts		9,034
Less current portion of lease contracts (Note 15)		(1,390)
Non-current lease liabilities		7,644

For the year ended December 31, 2023, rental expense recorded in the income statement and incurred under short term leases or low value assets leases and under variable lease payments is $1,007 million and $183 million, respectively.

For the year ended December 31, 2022, rental expense recorded in the income statement and incurred under short term leases or low value assets leases and under variable lease payments was $701 million and $151 million, respectively.

For the year ended December 31, 2021, rental expense recorded in the income statement and incurred under short team leases or low value assets leases and under variable lease payments was $487 million and $242 million, respectively.

Other information required on lease debts, notably their maturity, is presented in Note 15 to the Consolidated Financial Statements.